Above market acquired charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
For the year ending December 31,
2019	$ 17,084
2020	14,287
2021	10,652
2022	8,371
2023	8,371
Thereafter	9,421
Total	$ 68,186	$ 75,035	$ 90,243